Net (Loss) Income Per Share - Additional Information (Detail) - shares shares in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Earnings Per Share [Abstract]
Anti-dilutive effect on calculation of diluted loss per common share attributable to outstanding stock-based awards (in shares)	3.9	3.8	3.9	3.8